Annual Operating Expenses - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Value Fund - Fidelity Blue Chip Value Fund
	Sep. 29, 2023
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.80%

[1]	AThe management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 1000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.